Stock-Based Compensation (Summary of Stock-based Compensation Expense Liability and Equity Classified Awards Included in Consolidated Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 42.9	$ (6.0)	$ 89.0	$ 117.1
Operating Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	5.1	0.9	11.8	15.4
Selling, General and Administrative Expenses [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	37.8	(6.9)	77.2	101.7
Common and Preferred Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	26.4	(13.3)	45.9	109.8
Part A Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	10.2	2.6	20.2	2.6
Part B Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	6.0	$ 4.7	22.4	$ 4.7
Part C Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 0.3		$ 0.5